Biological Assets - Schedule of Changes in Fair Value in the Statement of Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	R$ 122,671	R$ 40,499	R$ 78,238
Grains [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	68,552	20,407	102,596
Cotton [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	(5,421)	4,799	(3,631)
Sugarcane [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	41,812	21,997	(6,903)
Cattle [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	R$ 17,728	R$ (6,704)	R$ (13,824)